Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Sales and marketing expenses	¥ (83,043)	$ (11,875)	¥ (76,088)	¥ (101,260)
Research and development expenses	(56,169)	(8,032)	(71,997)	(167,932)
General and administrative expenses	(74,965)	(10,720)	(134,935)	(154,261)
Total operating expenses	(214,177)	(30,627)	(283,020)	(423,453)
Loss from operations	(163,550)	(23,388)	(213,812)	(342,750)
Interest income	8,655	1,238	16,260	27,811
Foreign currency exchange gain (loss)	(182)	(26)	226	(801)
Loss before provision for income tax	(154,416)	(22,081)	(192,927)	(311,782)
Income tax expenses	0		0	0
Net loss	(154,416)	(22,081)	(192,927)	(311,782)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(154,416)	(22,081)	(192,927)	(311,782)
Parent Company
Sales and marketing expenses	(7,332)	(1,048)	(10,204)	(17,243)
Research and development expenses	(10,271)	(1,469)	(14,656)	(26,954)
General and administrative expenses	(29,022)	(4,150)	(64,942)	(68,148)
Total operating expenses	(46,625)	(6,667)	(89,802)	(112,345)
Loss from operations	(46,625)	(6,667)	(89,802)	(112,345)
Interest income	5,820	832	13,171	24,270
Foreign currency exchange gain (loss)	(3)	0	2	0
Loss before provision for income tax	(40,808)	(5,835)	(76,629)	(88,075)
Loss from investment in subsidiaries	(113,608)	(16,246)	(116,298)	(223,707)
Net loss	(154,416)	(22,081)	(192,927)	(311,782)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)